Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
	Shares	Fair Value
Master Limited Partnerships - 123.4%(1)
Crude Oil Pipelines - 22.0%(1)
United States - 22.0%(1)
BP Midstream Partners LP	767,388	$11,403,386
Delek Logistics Partners, LP	422,024	12,424,387
Genesis Energy L.P.	447,697	9,285,236
PBF Logistics LP	907,612	18,878,330
Plains All American Pipeline, L.P.	3,381,269	72,460,595
Shell Midstream Partners, L.P.	2,520,450	48,417,844
		172,869,778
Natural Gas/Natural Gas Liquids Pipelines - 42.0%(1)
United States - 42.0%(1)
Cheniere Energy Partners LP	217,634	9,538,898
Energy Transfer LP	9,894,608	134,665,612
Enterprise Products Partners L.P.	4,225,233	120,461,393
EQM Midstream Partners, LP(2)	2,156,194	65,267,992
		329,933,895
Natural Gas Gathering/Processing - 19.3%(1)
United States - 19.3%(1)
CNX Midstream Partners, LP	2,209,401	31,263,024
DCP Midstream, LP	1,675,006	40,803,146
Enable Midstream Partners LP	1,800,630	22,687,938
Hess Midstream Partners LP	429,313	8,152,654
Noble Midstream Partners LP(2)	238,293	5,797,669
Western Midstream Partners, LP	1,874,332	43,184,605
		151,889,036
Refined Product Pipelines - 39.7%(1)
United States - 39.7%(1)
Holly Energy Partners, L.P.	1,537,640	41,439,398
Magellan Midstream Partners, L.P.	998,029	66,548,574
MPLX LP	4,080,872	113,897,137
NuStar Energy L.P.	1,648,359	45,296,905
Phillips 66 Partners LP(2)	824,059	45,298,523
		312,480,537
Other - 0.4%(1)
United States - 0.4%(1)
Westlake Chemical Partners	147,087	3,112,361

Total Master Limited Partnerships (Cost $965,412,884)		970,285,607

Common Stock - 41.0%(1)
Marine Transportation - 1.7%(1)
Monaco - 1.7%(1)
Gaslog Partners, LP	713,490	13,520,635

Natural Gas Gathering/Processing - 23.1%(1)
United States - 23.1%(1)
Antero Midstream Corp.	5,182,473	36,847,383
EnLink Midstream, LLC	5,233,731	41,555,823
Rattler Midstream LP	198,464	3,633,876
Targa Resources Corp.	1,311,486	47,370,874
The Williams Companies, Inc.(2)	2,200,742	51,937,511
		181,345,467
Natural Gas/Natural Gas Liquids Pipelines - 16.2%(1)
United States - 16.2%(1)
Kinder Morgan Inc.(2)	1,716,112	34,785,590
ONEOK, Inc.(2)	748,127	53,326,493
Tallgrass Energy, LP	2,004,134	39,240,944
		127,353,027

Total Common Stock (Cost $367,922,937)		322,219,129

Preferred Stock - 8.9%(1)
Crude Oil Pipelines - 0.4%(1)
United States - 0.4%(1)
SemGroup Corporation, 7.000% (3)(4)(5)	3,763	3,089,286

Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
Targa Resources Corp., 9.500% (3)(4)	12,252	14,808,483

Natural Gas/Natural Gas Liquids Pipelines - 6.6%(1)
United States - 6.6%(1)
Altus Midstream Company, 7.000%(3)(4)(6)	7,078	7,076,783
Crestwood Equity Partners LP, 9.25%	4,898,611	45,067,221
		52,144,004

Total Preferred Stock (Cost $67,556,651)		70,041,773

Corporate Bonds - 1.5%(1)
Refined Product Pipelines - 1.5%(1)
United States - 1.5%(1)
Buckeye Partners, 5.600%, 10/15/2044	5,000,000	4,232,367
Buckeye Partners, 5.850%, 11/15/2043	8,950,000	7,706,440
		11,938,807

Total Corporate Bonds (Cost $11,875,958)		11,938,807

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
First American Government Obligations Fund, 2.03%(7) (Cost $115,929)	115,929	115,929

Total Investments - 174.8%(1) (Cost $1,412,884,359)		1,374,601,245
Total Value of Options Written (Premiums received $323,847)(8) - (0.0)%(1)		(282,953)
Other Assets and Liabilities - (0.5)%(1)		(3,722,805)
Deferred Tax Liability - (7.1)%(1)		(56,201,853)
Credit Facility Borrowings - (10.7)%(1)		(84,100,000)
Senior Notes - (39.7)%(1)		(312,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (16.8)%(1)		(132,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$786,293,634

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Restricted securities have a total fair value of $24,974,552, which represents 3.2% of net assets. See Note 6 to the financial statements for further disclosure.
(4)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(5)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(6)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(7)	Rate indicated is the current yield as of August 31, 2019.
(8)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
EQM Midstream Partners, LP	September 2019	$35.00	2,170	$7,595,000	$(37,975)
Kinder Morgan, Inc.	September 2019	21.20	3,408	7,224,960	(32,066)
Noble Midstream Partners LP	September 2019	30.00	2,382	7,146,000	(19,056)
ONEOK, Inc.	September 2019	73.50	976	7,173,600	(48,800)
ONEOK, Inc.	September 2019	74.00	704	5,209,600	(26,400)
Phillips 66 Partners LP	September 2019	55.00	1,290	7,095,000	(103,200)
The Williams Companies, Inc.	September 2019	25.00	2,576	6,440,000	(15,456)

Total Value of Call Options Written (Premiums received $323,847)	$47,884,160	$(282,953)

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.

NTG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$ 970,285,607	$ -	$ -	$ 970,285,607
Common Stock(a)	322,219,129	-	-	322,219,129
Preferred Stock(a)	45,067,221	-	24,974,552	70,041,773
Corporate Bonds(a)	-	11,938,807	-	11,938,807
Short-Term Investment(b)	115,929	-	-	115,929
Total Assets	$ 1,337,687,886	$ 11,938,807	$ 24,974,552	$ 1,374,601,245

Liabilities
Written Call Options	$ 250,887	$ 32,066	$ -	$ 282,953
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	NTG
Balance – beginning of period	$16,777,343
Purchases	7,077,686
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	1,119,523
Balance – end of period	$24,974,552